Income Taxes - Schedule of Effective Tax Rate (Details)	2 Months Ended	3 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Feb. 28, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Effective Income Tax Rate Reconciliation [Line Items]
Federal statutory rate					35.00%
State, net of federal tax benefit					7.20%
Effect of permanent differences					(0.40%)
Tax reform - rate change					(14.70%)
Income excluded from nontaxable entities					(0.00%)
Change in valuation allowance					(42.40%)
Effective tax rate		17.00%	40.00%	17.00%	(15.30%)
Predecessor
Effective Income Tax Rate Reconciliation [Line Items]
Federal statutory rate	35.00%					35.00%
State, net of federal tax benefit	0.00%					0.00%
Effect of permanent differences	(0.00%)					(0.00%)
Tax reform - rate change	0.00%					0.00%
Income excluded from nontaxable entities	(35.00%)					(35.00%)
Change in valuation allowance	0.00%					0.00%
Effective tax rate	0.00%					0.00%